Segment Reporting (Details Narrative) - Integer	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of reportable segments	3	3
Number of operating segments	3	3	3
Segment reporting, CODM, profit (loss) measure, how used, description	Chief Executive Officer, who serves as the Company’s chief operating decision maker (“CODM”), primarily uses segment revenue, gross profit, and adjusted EBITDA to allocate resources and assess performance. Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations.	Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations.